Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 19
3 years	63
5 years	111
10 years	$ 254